Government assistance: (Details) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 ITO USD ($)	Dec. 31, 2012 ITO USD ($)	Dec. 31, 2012 ITO CAD	Mar. 31, 2011 ITO USD ($)	Dec. 31, 2012 Government of Canada's Department of Natural Resources USD ($)	Dec. 31, 2012 Government of Canada's Department of Natural Resources CAD
Government assistance
Government assistance received or receivable	$ 604	$ 842	$ 982
Annual royalties required to be paid					1,357	1,350
Royalties to be paid as percentage of gross revenues					0.33%	0.33%		1.00%	1.00%
Minimum revenue considered for payment of royalties					13,569	13,500
Cumulative amount of royalties to be paid					28,345	28,200		1,005	1,000
Royalties paid or payable				1,327	1,350		1,392
Royalties accrued				996	1,350
Cumulative royalties paid						5,400
Period for payment of royalties								10 years	10 years